Cover	12 Months Ended
Jun. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Amendment”) amends the Annual Report on Form 20-F of Locafy Limited for the fiscal year ended June 30, 2024, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on November 12, 2024 (the “Form 20-F”). The sole purpose of this Amendment is to amend and restate the report (the “Report”) of the Company’s independent registered public accounting firm (“Grant Thornton”) in its entirety included in the Form 20-F as the incorrect Report was inadvertently included in the Form 20-F. In accordance with applicable SEC rules and as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, Item 19 of this Amendment reflects a new consent of Grant Thornton and currently dated certifications from the Company’s Chief Executive Officer and Chief Financial Officer. The Form 20-F, as amended by this Amendment, speaks as of the original filing date of the Form 20-F, does not reflect events that may have occurred subsequent to the original filing date of the Form 20-F, and does not modify or update in any way the disclosures made in the Form 20-F except as described above. Accordingly, this Amendment should be read in conjunction with the Form 20-F and the Company’s filings with the SEC subsequent to the original filing date of the Form 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--06-30
Entity File Number	001-41333
Entity Registrant Name	Locafy Limited
Entity Central Index Key	0001875547
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,382,185
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	GRANT THORNTON AUDIT PTY LTD
Auditor Firm ID	2233
Auditor Location	Perth, Western Australia
Ordinary shares no par value per share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, no par value per share
Trading Symbol	LCFY
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase Ordinary Shares
Trading Symbol	LCFYW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	246 Churchill Avenue
Entity Address, City or Town	Subiaco WA
Entity Address, Country	AU
Entity Address, Postal Zip Code	6008
City Area Code	+61
Local Phone Number	409 999 339
Contact Personnel Name	Gavin Burnett